Note 37 - Non-controlling Interests	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
37	Non-controlling interests

Blanket Mine (
1983
) (Private) Limited NCI % -
16.2%

	2019	2018	2017

Current assets	21,386	19,107	15,559
Non-current assets	115,610	98,700	82,798
Current liabilities	(8,630)	(13,200)	(16,232)
Non-current liabilities	(9,085)	(33,043)	(23,041)
Net assets	119,281	71,564	59,084

Carrying amount of NCI	16,302	8,345	5,944

Revenue	75,826	68,399	69,762
Profit after tax	51,746	18,456	15,506
Total comprehensive income	51,746	18,456	15,506

Profit allocated to NCI	8,383	2,990	2,512
Dividend to NCI	(426)	(589)	(406)